Equity (Stock Repurchase Program) (Details) - USD ($) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Aug. 04, 2016	Feb. 29, 2016
Equity [Abstract]
Repurchase of common stock, authorized amount			$ 50,000,000.0	$ 50,000,000.0
Stock repurchased and retired during period, shares	10.2	5.7
Common stock value acquired including acquisition costs	$ 98,400,000	$ 70,400,000
Average cost per share	$ 9.67	$ 12.25
Available repurchase of common stock, authorized amount	$ 50,000,000